Land Use Rights (Tables)	6 Months Ended
Mar. 31, 2022
Land Use Rights Abstract
Schedule of land use rights
	March 31, 2022	September 30, 2021
Land use rights, cost	$1,748,223	$1,719,978
Less: accumulated amortization	(509,915)	(485,342)
Land use rights, net	$1,238,308	$1,234,636